Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Successor [Member]
Share-Based Compensation

13. SHARE-BASED COMPENSATION

On May 18, 2018, the NESR shareholders approved the 2018 Long Term Incentive Plan (the “LTIP”), effective upon the closing of the Business Combination. The board of directors previously approved the LTIP on February 9, 2018, including the performance criteria upon which performance goals may be based. A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to the Company employees are time-based and vest ratably over a 3-year period.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use time-based restricted stock unit awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following tables set forth the LTIP activity for the periods indicated (in thousands, except share and per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94
Granted	1,184,000	$9.86
Vested and issued	(290,510)	$10.27
Forfeited	(116,000)	$10.59
Unvested at December 31, 2019 (NESR - Successor)	1,502,690	$10.25

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at June 7, 2018 (NESR - Successor)	-	$-
Granted	725,200	$10.94
Vested and issued	-	$-
Forfeited	-	$-
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94

At December 31, 2019 and 2018, we had unrecognized compensation expense of $11.7 million and $6.9 million, respectively, related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 2.0 years and 2.53 years, respectively. Stock-based compensation has been recorded in the Consolidated Statement of Operations as follows (in thousands):

	Cost of services	Selling, general and administrative expense	Total
2019 Successor Period	$2,392	$3,262	$5,654
2018 Successor Period	517	517	1,034

There is no income tax impact of the stock-based compensation recorded by the Company.